Share-Based Compensation, Stock Option Activity (Details) - 2017 Plan [Member] - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation [Abstract]
Options exercised (in shares)	0	0
Number of Shares [Roll Forward]
Balance outstanding, beginning of period (in shares)	2,463	7,463
Cancelled (in shares)		(5,000)
Balance outstanding, end of period (in shares)	2,463	2,463
Vested and exercisable at end of period (in shares)		2,463
Weighted Average Remaining Contractual Term [Abstract]
Weighted average remaining contractual term, balance outstanding at end of period	2 years 10 months 24 days
Weighted average remaining contractual term, vested and exercisable at end of period	2 years 10 months 24 days
Minimum [Member]
Weighted Average Exercise Price [Abstract]
Balance outstanding, beginning of period (in dollars per share)	$ 31.00	$ 31.00
Cancelled (in dollars per share)		31.00
Balance outstanding, end of period (in dollars per share)	31.00	31.00
Vested and exercisable at end of period (in dollars per share)		31.00
Maximum [Member]
Weighted Average Exercise Price [Abstract]
Balance outstanding, beginning of period (in dollars per share)	46.25	56.25
Cancelled (in dollars per share)		56.25
Balance outstanding, end of period (in dollars per share)	$ 46.25	46.25
Vested and exercisable at end of period (in dollars per share)		$ 46.25